Property, Plant and Equipment, Net (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 5,585	$ 785	¥ 10,239	¥ 32,756